Operating segment data (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 MXN ($)
Operating segment data
Aeronautical revenues	$ 304,814	$ 5,752,662	$ 5,140,052	$ 4,347,031
Non-aeronautical revenues	96,415	1,819,605	1,625,497	1,456,338
Construction services revenues	50,593	954,834	1,141,505	1,326,458
Depreciation and amortization	22,003	415,252	351,745	299,205
Major maintenance provision	15,489	292,324	248,636	291,038
Allowance for doubtful accounts		(241)	(5,960)	(10,561)
Operating income	257,266	4,855,306	4,132,536	3,239,119
Interest expense	19,923	376,008	325,557	352,822
Interest income	(9,073)	(171,236)	(194,091)	(127,290)
Income tax	72,709	1,372,222	1,121,403	813,073
Assets per segment	915,448		15,590,484	14,200,800	$ 17,276,961
Liabilities per segment	391,543		7,078,557	6,971,485	7,389,466
Capital investments			1,314,363	1,581,959	1,048,925
Investment in airport concessions	$ 491,033		8,566,656	7,648,417	9,267,111
Operating segments
Operating segment data
Aeronautical revenues		5,769,565	5,156,278	4,362,489
Non-aeronautical revenues		7,220,120	5,837,172	5,303,815
Construction services revenues		1,001,356	1,187,327	1,337,418
Depreciation and amortization		415,252	351,745	299,205
Operating income		6,037,186	5,786,625	4,500,865
Assets per segment			29,841,460	26,836,067	32,994,471
Liabilities per segment			9,260,713	8,475,300	10,516,331
Capital investments			1,360,185	1,590,151	1,095,447
Investment in airport concessions			8,620,671	7,656,609	9,369,514
Operating segments | Monterrey
Operating segment data
Aeronautical revenues		2,641,052	2,447,993	2,046,097
Non-aeronautical revenues		726,685	649,393	547,586
Construction services revenues		323,035	232,698	367,214
Depreciation and amortization		111,020	103,454	84,132
Operating income		473,615	815,055	518,737
Assets per segment			5,350,950	4,993,403	5,715,147
Liabilities per segment			742,350	826,644	941,349
Capital investments			282,514	505,445	331,393
Investment in airport concessions			2,935,333	2,785,385	3,168,968
Operating segments | Acapulco
Operating segment data
Aeronautical revenues		227,954	182,663	158,448
Non-aeronautical revenues		40,241	34,279	34,089
Construction services revenues		63,102	279,099	372,253
Depreciation and amortization		43,286	33,125	20,105
Operating income		53,812	43,460	38,531
Assets per segment			1,415,909	1,197,164	1,419,091
Liabilities per segment			467,444	282,120	452,731
Capital investments			279,099	372,253	63,333
Investment in airport concessions			1,246,261	996,944	1,269,386
Operating segments | Mazatlan
Operating segment data
Aeronautical revenues		321,313	276,126	249,479
Non-aeronautical revenues		52,857	46,754	47,819
Construction services revenues		34,573	31,308	30,205
Depreciation and amortization		17,514	16,594	15,815
Operating income		52,626	81,654	59,470
Assets per segment			1,256,447	1,128,244	1,261,473
Liabilities per segment			164,075	150,567	153,667
Capital investments			31,306	30,223	34,573
Investment in airport concessions			523,655	508,123	541,430
Operating segments | Zihuatanejo
Operating segment data
Aeronautical revenues		191,512	167,578	167,550
Non-aeronautical revenues		25,596	22,934	27,334
Construction services revenues		22,876	13,534	28,039
Depreciation and amortization		18,660	18,266	17,347
Operating income		43,614	43,595	38,977
Assets per segment			617,071	596,780	605,929
Liabilities per segment			117,245	116,609	122,048
Capital investments			13,587	28,138	22,876
Investment in airport concessions			518,134	520,632	524,549
Operating segments | Chihuahua
Operating segment data
Aeronautical revenues		411,393	364,755	308,746
Non-aeronautical revenues		67,021	56,128	52,742
Construction services revenues		124,701	141,546	122,412
Depreciation and amortization		17,974	13,462	12,682
Operating income		67,379	103,980	72,298
Assets per segment			874,960	903,724	888,950
Liabilities per segment			170,457	213,533	157,533
Capital investments			141,908	122,448	135,394
Investment in airport concessions			590,944	460,816	699,711
Operating segments | Culiacan
Operating segment data
Aeronautical revenues		617,979	539,540	409,399
Non-aeronautical revenues		66,286	57,313	53,296
Construction services revenues		68,960	33,888	43,362
Depreciation and amortization		18,658	17,408	16,147
Operating income		96,278	145,767	92,556
Assets per segment			978,514	816,623	1,021,410
Liabilities per segment			153,687	126,234	140,294
Capital investments			34,035	44,389	69,834
Investment in airport concessions			526,881	508,523	579,084
Operating segments | Durango
Operating segment data
Aeronautical revenues		150,130	112,310	100,884
Non-aeronautical revenues		13,433	10,822	11,061
Construction services revenues		36,677	13,788	19,974
Depreciation and amortization		7,537	6,558	6,140
Operating income		23,014	29,339	22,389
Assets per segment			294,355	292,704	329,251
Liabilities per segment			76,831	67,734	104,720
Capital investments			13,788	19,991	36,677
Investment in airport concessions			179,567	170,869	210,111
Operating segments | San Luis Potosi
Operating segment data
Aeronautical revenues		174,340	167,030	149,823
Non-aeronautical revenues		35,631	30,275	24,603
Construction services revenues		110,743	231,726	108,756
Depreciation and amortization		12,857	8,711	7,934
Operating income		27,938	39,665	29,078
Assets per segment			635,811	449,272	736,196
Liabilities per segment			385,551	232,186	470,919
Capital investments			231,726	108,756	110,743
Investment in airport concessions			540,721	316,361	639,981
Operating segments | Tampico
Operating segment data
Aeronautical revenues		197,160	190,502	171,550
Non-aeronautical revenues		28,057	26,891	25,859
Construction services revenues		61,823	26,169	46,740
Depreciation and amortization		9,218	8,604	7,697
Operating income		31,808	47,618	39,483
Assets per segment			333,070	316,409	424,573
Liabilities per segment			75,739	83,646	143,603
Capital investments			26,169	46,740	61,823
Investment in airport concessions			273,340	254,622	326,939
Operating segments | Torreon
Operating segment data
Aeronautical revenues		201,446	184,396	156,158
Non-aeronautical revenues		23,683	22,655	22,478
Construction services revenues		18,343	19,990	20,018
Depreciation and amortization		9,883	9,426	8,726
Operating income		31,658	48,883	35,743
Assets per segment			352,659	371,887	394,575
Liabilities per segment			111,946	111,569	129,541
Capital investments			19,990	20,018	18,639
Investment in airport concessions			276,164	264,450	285,823
Operating segments | Zacatecas
Operating segment data
Aeronautical revenues		141,500	105,626	95,153
Non-aeronautical revenues		13,945	11,935	12,172
Construction services revenues		6,842	9,655	19,175
Depreciation and amortization		7,813	7,460	6,815
Operating income		31,135	27,667	19,354
Assets per segment			261,320	276,803	276,150
Liabilities per segment			86,236	90,328	113,357
Capital investments			9,656	19,175	6,842
Investment in airport concessions			212,093	208,814	212,224
Operating segments | Ciudad Juarez
Operating segment data
Aeronautical revenues		380,271	310,892	244,891
Non-aeronautical revenues		55,990	45,287	40,676
Construction services revenues		17,650	9,096	31,917
Depreciation and amortization		11,799	11,631	11,103
Operating income		61,374	89,551	57,113
Assets per segment			496,472	480,320	602,764
Liabilities per segment			153,823	124,745	211,678
Capital investments			9,096	33,404	31,452
Investment in airport concessions			353,807	355,659	362,169
Operating segments | Reynosa
Operating segment data
Aeronautical revenues		113,515	106,867	104,311
Non-aeronautical revenues		18,240	14,810	15,094
Construction services revenues		112,031	144,830	127,353
Depreciation and amortization		8,189	7,909	6,616
Operating income		26,375	30,104	23,881
Assets per segment			567,054	440,857	676,207
Liabilities per segment			309,368	208,144	400,642
Capital investments			153,562	127,353	113,242
Investment in airport concessions			443,771	305,411	549,139
Operating segments | NH T2 Hotel
Operating segment data
Non-aeronautical revenues		255,393	246,065	250,777
Depreciation and amortization		39,546	22,969	20,799
Operating income		77,325	67,250	75,797
Assets per segment			308,727	289,844	518,590
Liabilities per segment			29,626	32,374	201,012
Capital investments			5,772	1,338	9,190
Operating segments | Hilton Garden Inn
Operating segment data
Non-aeronautical revenues		103,474	100,051	90,875
Depreciation and amortization		11,382	10,840	10,111
Operating income		32,345	28,973	25,680
Assets per segment			248,633	250,264	301,362
Liabilities per segment			7,260	8,857	34,001
Capital investments			5,208	9,090	82
Operating segments | VYNMSA
Operating segment data
Non-aeronautical revenues		41,981	28,190	12,914
Depreciation and amortization		19,548	14,260	9,200
Operating income		15,622	8,276	(1,767)
Assets per segment			344,931	242,220	390,478
Liabilities per segment			139,277	43,260	185,094
Capital investments			97,153	70,726	46,160
Operating segments | Other
Operating segment data
Non-aeronautical revenues		5,651,607	4,433,390	4,034,440
Depreciation and amortization		50,368	41,068	37,836
Operating income		4,891,268	4,135,788	3,353,545
Assets per segment			15,504,577	13,789,549	17,432,325
Liabilities per segment			6,069,798	5,756,750	6,554,142
Capital investments			5,616	30,664	3,194
Eliminations
Operating segment data
Aeronautical revenues		(16,903)	(16,226)	(15,458)
Non-aeronautical revenues		(5,400,515)	(4,211,675)	(3,847,477)
Construction services revenues		(46,522)	(45,822)	(10,960)
Operating income		$ (1,181,880)	(1,654,089)	(1,261,746)
Assets per segment			(14,250,976)	(12,635,267)	(15,717,510)
Liabilities per segment			(2,182,156)	(1,503,815)	(3,126,865)
Capital investments			(45,822)	(8,192)	(46,522)
Investment in airport concessions			$ (54,015)	$ (8,192)	$ (102,403)